Northern Lights Fund Trust

13D Activist Fund

Incorporated herein by reference is the definitive version of the supplement for 13D Activist Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 10, 2014, (SEC Accession No. 0000910472-14-000470).